Interim Condensed Consolidated Statements of Financial Position - EUR (€)		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-Current Assets
Property, plant and equipment		€ 40,028,509	€ 25,273,702	€ 5,422,319	[1]
Right-of-use assets		25,036,471	18,503,943	3,844,761	[1]
Intangible assets		44,531,751	37,309,902	23,120,929	[1]
Goodwill		6,240,371	6,146,302	6,154,133	[1]
Non-current financial assets		839,836	1,299,319	864,772	[1]
Tax credit receivables		2,414,753	2,588,807	923,441	[1]
Total Non-Current Assets		119,091,691	91,121,975	40,330,355	[1]
Current Assets
Inventories		54,472,421	27,489,273	7,244,621	[1]
Trade and other financial receivables		36,241,040	23,756,836	8,984,126	[1]
Other receivables		16,147,120	17,467,675	2,123,016	[1]
Other current financial assets		7,269,236	57,673,658	358,324	[1]
Other current assets / deferred charges		2,852,075	9,130,320
Advance payments		1,253,184	2,107,551	465,360	[1]
Cash and cash equivalents		119,875,344	113,865,299	22,338,021	[1],[2]
Total Current Assets		238,110,420	251,490,612	41,513,468	[1]
Total Assets		357,202,111	342,612,587	81,843,823	[1]
Equity
Share capital		44,631,247	44,480,006	196,059	[1]
Share premium		329,091,537	322,391,277	28,725,511	[1]
Accumulated deficit		(252,587,423)	(243,895,696)	(20,118,232)	[1]
Other equity components		25,510,766	5,496,261	3,353,614	[1]
Foreign currency translation reserve		12,864,945	2,600,609	76,169	[1]
Total Equity attributable to owners of the Company		159,511,072	131,072,457	12,233,121	[1]
Non-Current Liabilities
Loans and borrowings		23,274,447	17,577,451	9,744,462	[1]
Convertible bonds	[1]			26,145,982
Lease liabilities		25,039,157	18,172,444	3,433,236	[1]
Put option liabilities			3,776,438	6,338,520	[1]
Provisions		512,619	362,144	230,886	[1]
Government grants		596,491	1,254,783
Deferred tax liabilities		26,413	30,477	40,636	[1]
Total Non-Current Liabilities		49,449,127	41,173,737	45,933,722	[1]
Current Liabilities
Loans and borrowings		52,523,968	33,768,839	12,627,970	[1]
Derivative warrant liabilities		26,572,274	83,251,712
Lease liabilities		2,200,439	1,537,312	684,105	[1]
Put option liabilities		1,799,435
Trade and other financial payables		53,824,568	44,290,524	8,899,437	[1]
Other payables		8,831,358	5,004,837	1,282,084	[1]
Provisions		531,284	540,796
Government grants		1,584,007	1,534,856
Contract liabilities		374,579	437,517	183,384	[1]
Total Current Liabilities		148,241,912	170,366,393	23,676,980	[1]
Total Liabilities		197,691,039	211,540,130	69,610,702	[1]
Total Equity and Liabilities		€ 357,202,111	€ 342,612,587	€ 81,843,823	[1]

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.